UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Reports to Stockholders.

The Advisors' Inner Circle Fund

AlphaOne Micro Cap Equity Fund

Semi-Annual Report

April 30, 2014

Investment Adviser:
AlphaOne Investment Services, LLC

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2014 (Unaudited)

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-4-ALPHAONE; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2014 (Unaudited)

Sector Weightings*

* Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%†
	Shares	Value

CONSUMER DISCRETIONARY — 11.0%
Del Frisco’s Restaurant Group*	99,147	$2,578,813
Einstein Noah Restaurant Group	182,056	2,796,380
Francesca’s Holdings*	126,300	2,066,268
Kirkland’s*	187,473	3,207,663
Parametric Sound*	105,000	967,050
Red Robin Gourmet Burgers*	25,508	1,734,034
Tilly’s, Cl A*	264,455	2,988,342

		16,338,550

ENERGY — 8.0%
Natural Gas Services Group*	85,730	2,631,054
Panhandle Oil and Gas, Cl A	74,160	3,251,916
RigNet*	53,520	2,502,595
RPC	156,416	3,477,128

		11,862,693

FINANCIAL SERVICES — 19.0%
Banner	63,003	2,491,139
Bryn Mawr Bank	89,650	2,445,652
Columbia Banking System	96,716	2,400,491
Enterprise Financial Services	113,000	2,019,310
Financial Institutions	107,233	2,482,444
Flushing Financial	93,006	1,787,576
Hanmi Financial, Cl Corp	72,641	1,545,074
Pacific Continental	134,368	1,770,970
PacWest Bancorp	67,074	2,640,703
Park Sterling	339,776	2,218,737
Renasant	86,255	2,347,861
Sterling Bancorp, Cl N	172,764	2,066,258
WSFS Financial	30,305	2,049,224

		28,265,439

HEALTH CARE — 13.2%
Cambrex*	90,700	1,858,443
Cardiome Pharma*	112,807	859,589

	Shares	Value

HEALTH CARE — continued
Hanger Orthopedic Group*	108,811	$3,772,477
MWI Veterinary Supply*	14,300	2,239,952
National Research, Cl A*	157,177	2,477,110
Natus Medical*	129,378	3,212,456
US Physical Therapy	78,683	2,427,371
Vocera Communications*	182,477	2,782,774

		19,630,172

PRODUCER DURABLES — 36.7%
Altra Holdings	105,189	3,593,256
AZZ	74,326	3,227,235
Ceco Environmental	216,952	3,447,367
CRA International*	160,311	3,489,970
DXP Enterprises*	23,856	2,700,738
Exponent	21,511	1,514,805
Federal Signal	198,927	3,019,712
GP Strategies*	88,900	2,336,292
Great Lakes Dredge & Dock*	338,607	2,922,178
Hurco	88,881	2,369,567
Knight Transportation	130,894	3,106,115
LB Foster, Cl A	53,166	2,517,410
Marten Transport	107,085	2,512,214
Multi-Color	70,797	2,467,276
NN	132,887	2,600,599
Old Dominion Freight Line*	50,583	3,066,847
On Assignment*	104,685	3,663,975
Raven Industries	36,399	1,124,729
SP Plus*	92,136	2,249,961
Thermon Group Holdings*	106,067	2,526,516

		54,456,762

TECHNOLOGY — 9.9%
Ambarella*	99,284	2,467,207
GSI Group*	239,879	2,912,131
Methode Electronics	85,041	2,359,037
PDF Solutions*	163,888	3,076,178
Rudolph Technologies*	103,875	946,301
Virtusa*	87,050	2,870,039

		14,630,893

Total Common Stock (Cost $128,208,664)		145,184,509

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2014 (Unaudited)

CASH EQUIVALENT — 2.3%
	Shares	Value

BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (A) (Cost $3,326,705)	3,326,705	$3,326,705

Total Investments — 100.1% (Cost $131,535,369)		$148,511,214

Percentages are based on Net Assets of $148,392,620.
*		Non-income producing security.
†		More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)		The rate reported is the 7-day effective yield as of April 30, 2014.
Cl	–	Class

As of April 30, 2014 all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under GAAP.

For the six months ended April 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2014 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $131,535,369)	$148,511,214
Receivable for Investment Securities Sold	1,656,717
Dividends Receivable	45,123
Prepaid Expenses	25,553

Total Assets	150,238,607

Liabilities:
Payable for Investment Securities Purchased	1,644,948
Payable due to Adviser	142,279
Payable due to Administrator	13,654
Chief Compliance Officer Fees Payable	2,426
Payable due to Trustees	2,174
Payable for Distribution Fees — Investor Class Shares	162
Other Accrued Expenses	40,344

Total Liabilities	1,845,987

Net Assets	$148,392,620

NET ASSETS CONSIST OF:
Paid-in Capital	$124,336,199
Distributions in Excess of Net Investment Income	(531,890)
Accumulated Net Realized Gain on Investments	7,612,466
Net Unrealized Appreciation on Investments	16,975,845

Net Assets	$148,392,620

I Class Shares
Net Assets	$147,772,868
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	12,477,175

Net Asset Value, Offering and Redemption Price Per Share	$11.84

Investor Class Shares
Net Assets	$619,752
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	52,621

Net Asset Value, Offering and Redemption Price Per Share	$11.78

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2014 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income
Dividends	$684,981

Total Investment Income	684,981

Expenses
Investment Advisory Fees	722,614
Administration Fees	79,487
Trustees’ Fees	5,417
Chief Compliance Officer Fees	4,320
Distribution Fees — Investor Class Shares	802
Transfer Agent Fees	39,469
Registration and Filing Fees	21,579
Legal Fees	19,267
Printing Fees	12,816
Audit Fees	10,982
Custodian Fees	2,799
Other Expenses	7,781

Total Expenses	927,333

Less:
Recovery of Investment Advisory Fees Previously Waived(1)	99,606
Fees Paid Indirectly	(8)

Net Expenses	1,026,931

Net Investment Loss	(341,950)

Net Realized Gain on Investments	8,205,828
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(8,458,475)

Net Realized and Unrealized Loss on Investments	(252,647)

Net Decrease in Net Assets Resulting from Operations	$(594,597)

(1)	See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net Investment Loss	$(341,950)	$(127,318)
Net Realized Gain on Investments	8,205,828	7,120,925
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(8,458,475)	20,011,631

Net Increase (Decrease) in Net Assets Resulting from Operations	(594,597)	27,005,238

Dividends and Distributions:
Net Investment Income:
I Class Shares	(189,940)	(188,075)
Investor Class Shares	—	(341)
Net Realized Gains:
I Class Shares	(6,510,908)	(3,611,123)
Investor Class Shares	(28,250)	(15,963)
R Class Shares	—	(4,945)

Total Dividends and Distributions	(6,729,098)	(3,820,447)

Capital Share Transactions:
I Class Shares:
Issued	22,672,707	28,515,198
Reinvestment of Dividends	5,636,096	3,008,415
Redeemed	(1,812,855)	(1,384,194)

Increase in I Class Capital Share Transactions	26,495,948	30,139,419

Investor Class Shares:
Issued	90,505	302,065
Reinvestment of Dividends	28,246	16,257
Redeemed	(46,995)	(77,923)

Increase in Investor Class Capital Share Transactions	71,756	240,399

R Class Shares*:
Issued	—	—
Reinvestment of Dividends	—	4,943
Redeemed	—	(110,694)

Increase in R Class Capital Share Transactions	—	(105,751)

Net Increase in Net Assets from Capital Share Transactions	26,567,704	30,274,067

Total Increase in Net Assets	19,244,009	53,458,858

Net Assets:
Beginning of Period	129,148,611	75,689,753

End of Period	$148,392,620	$129,148,611

Distributions in Excess of Net Investment Income	$(531,890)	$—

Shares Issued and Redeemed:
I Class Shares:
Issued	1,808,215	2,534,132
Reinvestment of Dividends	466,283	320,277
Redeemed	(146,732)	(144,069)

Total I Class Shares Transactions	2,127,766	2,710,340

Investor Class Shares:
Issued	7,320	29,249
Reinvestment of Dividends	2,354	1,740
Redeemed	(3,863)	(6,853)

Total Investor Class Shares Transactions	5,811	24,136

R Class Shares*:
Reinvestment of Dividends	—	532
Redeemed	—	(10,800)

Total R Class Shares Transactions	—	(10,268)

Net Increase in Shares Outstanding from Share Transactions	2,133,577	2,724,208

Amounts designated as ‘‘—’’ are $0 or zero shares.

*	Class R Shares ceased operations on February 28, 2013.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND

FINANCIAL HIGHLIGHTS
									Selected Per Share Data & Ratios
								For a Share Outstanding Throughout each Period
	NET ASSET VALUE BEGINNING OF PERIOD	NET INVEST- MENT INCOME (LOSS)^	NET REALIZED AND UNREA -LIZED GAIN (LOSS) ON INVEST -MENTS		TOTAL FROM INVEST -MENT OPERATIONS	DISTRI BUTIONS FROM INVEST MENT INCOME	DISTRI -BUTIONS FROM REALIZED GAINS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN‡		NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE NET ASSETS		RATIO OF EXPENSES TO AVERAGE NET ASSETS (EXCLUDING WAIVERS, REIM -BURSED FEES & FEES PAID INDIRECTLY)		RATIO OF NET INVEST -MENT LOSS TO AVERAGE NET ASSETS		PORTFOLIO TURNOVER RATE
I Class†
2014^^	$12.42	$(0.03)	$0.07	(1)	$0.04	$(0.02)	$(0.60)	$11.84	0.23%		$147,773	1.42	%*(2)	1.28	%*	(0.47	)%*	38	%**
2013	9.87	(0.02)	3.07		3.05	(0.02)	(0.48)	12.42	32.63		128,570	1.42		1.42		(0.14)		50
2012	9.06	(0.04)	1.07		1.03	—	(0.22)	9.87	11.74	††	75,367	1.42		1.81		(0.39)		52
2011	10.00	(0.04)	(0.90)		(0.94)	—	—	9.06	(9.40	)††	725	1.49	*	41.19	*	(0.75	)*	37	**
Investor Class†
2014^^	$12.36	$(0.04)	$0.06	(1)	$0.02	$—	$(0.60)	$11.78	0.18%		$620	1.67	%*(2)	1.53	%*	(0.74	)%*	38	%**
2013	9.82	(0.05)	3.08		3.03	(0.01)	(0.48)	12.36	32.38		579	1.67		1.67		(0.44)		50
2012	9.05	(0.06)	1.05		0.99	—	(0.22)	9.82	11.30	††	223	1.67		5.96		(0.64)		52
2011	10.00	(0.05)	(0.90)		(0.95)	—	—	9.05	(9.50	)††	101	1.74	*	41.59	*	(1.00	)*	37	**

†	Commenced operations on March 31, 2011.
^	Calculation performed using average shares for the period.
^^	For the six months ended April 30, 2014 (unaudited).
‡	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had certain expenses not been waived or assumed by the Adviser during the period.
*	Annualized
**	Not Annualized
(1)	The amount shown for the six months ended April 30, 2014, for a share outstanding throughout the period does not accord with the aggregate net losses on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(2)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts Designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 50 funds. The financial statements herein are those of the AlphaOne Micro Cap Equity Fund (the “Fund”). The Fund, which commenced operations on March 31, 2011, is diversified and seeks long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2014, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2014, there have been no significant changes to the Fund’s fair value methodologies.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2014

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2014, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2014, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Classes — Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds in the Trust and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase paid-in capital. For the six months ended April 30, 2014 and for the year ended October 31, 2013, there were no redemption fees retained.

3. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Fund Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.11% of the first $750 million and 0.09% of average daily net assets over $750 million of the Fund’s average daily net assets, subject to a minimum fee of $115,000 for the Fund. Due to these minimums, the annual administration fee the Fund pays will exceed the above percentages at low asset levels.

The Fund has adopted a Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of I Class Shares of the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2014, the Fund earned credits of $8, which were used to offset transfer agent expenses. This amount is included in “Fees Paid Indirectly” on the Statements of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2014

5. Investment Advisory Agreement:

AlphaOne Investment Services, LLC serves as the adviser (the “Adviser”) to the Fund. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser may, from its own resources, compensate broker dealers whose clients purchase shares of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding 12b-1 Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.50% of the Fund’s average daily net assets until April 1, 2015. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses in order to keep the Fund’s net operating expenses (excluding excluded expenses) from exceeding 1.42% of the Fund’s average daily net assets. The Adviser intends to continue this voluntary expense limitation until further notice, but may discontinue all or part of it at any time.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s total annual fund operating expenses (not including excluded expenses) and the amounts listed above to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. As of April 30, 2014, pursuant to the above, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $304,817, expiring in 2015, and $94,864, expiring in 2016. During the six months ended April 30, 2014, the Adviser recaptured $99,606 of the previously waived and reimbursed fees.

6. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, for the six months ended April 30, 2014, were as follows:

Purchases	Sales and Maturities
$73,124,938	$53,686,934

There were no purchases or sales of long-term U.S. Government securities for the Fund.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended October 31, 2013 and 2012 was as follows:

	Ordinary Income	Long Term Capital Gain	Total
2013	$188,416	$3,632,031	$3,820,447
2012	$23,021	$5	$23,026

For tax purposes, short-term gains are considered ordinary income.

As of October 31, 2013, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Net Distributable Earnings
$1,020,078	$5,517,572	$24,842,464	$2	$31,380,116

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2014 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$131,535,369	$21,886,725	$(4,910,880)	$16,975,845

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2014

8. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Other:

At April 30, 2014, 88% of Investor Class Shares outstanding were held by four shareholders and 37% of I Class Shares outstanding were held by three shareholders on record owning 10% or greater of the aggregate total shares outstanding. 43% of Investor Class Shares outstanding of the Fund were held by an affiliate of the Investment Adviser.

10. Subsequent Event:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2014

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
AlphaOne Micro Cap Equity Fund, I Class	$1,000.00	$1,002.30	1.42%	$7.05
AlphaOne Micro Cap Equity Fund, Investor Class	1,000.00	1,001.80	1.67%	8.29

Hypothetical 5% Return
AlphaOne Micro Cap Equity Fund, I Class	$1,000.00	$1,017.75	1.42%	$7.10
AlphaOne Micro Cap Equity Fund, Investor Class	1,000.00	1,016.51	1.67%	8.35

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2014

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 11, 2014 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Agreement was last renewed, as well as information regarding the Fund’s performance over other time periods including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
APRIL 30, 2014

explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including expense limitation and fee waiver arrangements. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The AlphaOne Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-4-ALPHAONE

Adviser:

AlphaOne Investment Services, LLC

One Tower Bridge

100 Front Street, Suite 1250

West Conshohocken, PA 19428

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Funds described.

ACP-SA-003-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk Treasurer, Controller & CFO

Date: July 7, 2014